Securities (Securities With Unrealized Losses) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value		$ 6,947	$ 10,493
Less than 12 Months, Unrealized Loss		51	27
12 Months or More, Fair Value		4,470
12 Months or More, Unrealized Loss		31
Total, Fair Value		11,417	10,493
Total, Unrealized Loss		82	27
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value		6,947	10,492
Less than 12 Months, Unrealized Loss		51	27
12 Months or More, Fair Value		4,470
12 Months or More, Unrealized Loss		31
Total, Fair Value		11,417	10,492
Total, Unrealized Loss		$ 82	27
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	[1]		1
Less than 12 Months, Unrealized Loss	[1]
12 Months or More, Fair Value	[1]
12 Months or More, Unrealized Loss	[1]
Total, Fair Value	[1]		1
Total, Unrealized Loss	[1]

[1]	Securities with an unrealized loss were less than $1 resulting in rounding to zero.